Shareholders' Equity - Schedule of Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	$ 1,561,000	$ 2,485,000	$ 2,752,000
Change during period	11,000	127,000	(15,000)
Reclassified to operations	20,000	(1,000)	(1,000)
Tax effect	0		1,000
Other comprehensive income (loss), net of tax	30,000	127,000	(15,000)
Balance, end of period	1,971,000	1,561,000	2,485,000
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	358,000	231,000	247,000
Change during period	9,000	128,000	(18,000)
Reclassified to operations	19,000	(1,000)	2,000
Tax effect	0		0
Other comprehensive income (loss), net of tax	28,000	128,000	(17,000)
Balance, end of period	387,000	358,000	231,000
Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(9,000)	(8,000)	(7,000)
Change during period	3,000	(1,000)	0
Reclassified to operations	1,000	0	(2,000)
Tax effect	(1,000)		0
Other comprehensive income (loss), net of tax	3,000	(1,000)	(1,000)
Balance, end of period	(6,000)	(9,000)	(8,000)
Other
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	4,000	4,000	1,000
Change during period	(1,000)	0	3,000
Reclassified to operations	0	0	0
Tax effect	0		0
Other comprehensive income (loss), net of tax	(1,000)	0	3,000
Balance, end of period	3,000	4,000	4,000
AOCI Including Portion Attributable to Noncontrolling Interest
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	353,000	227,000	242,000
Balance, end of period	384,000	353,000	227,000
Attributable to non-controlling interests
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(24,000)	36,000	20,000
Change during period	51,000	(59,000)	16,000
Reclassified to operations	1,000	0	0
Tax effect	0		0
Other comprehensive income (loss), net of tax	52,000	(59,000)	16,000
Balance, end of period	28,000	(24,000)	36,000
Attributable to IGT PLC
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	330,000	263,000	262,000
Change during period	62,000	68,000	1,000
Reclassified to operations	21,000	(1,000)	(1,000)
Tax effect	0		1,000
Other comprehensive income (loss), net of tax	82,000	67,000	1,000
Balance, end of period	$ 412,000	$ 330,000	$ 263,000